Short term investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Investments
Short term investments are comprised of available for sale investments as noted below:

	2017	2016
Available for sale (fair value)
Canadian Government Bond This investment is due February 27, 2019 with an initial cost of $3,945,000 and effective interest rate of 1.22%	3,887	—
Bank of Nova Scotia Treasury Note This note is due June 14, 2019 with an initial cost of $3,985,000 and effective interest rate of 1.49%.	3,945	—
	7,833	—